Fair Value and Other Disclosures on Financial Instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value and Other Disclosures on Financial Instruments
Financial instruments at fair value through profit or loss	€ 739	€ 450
Financial assets measured at amortized cost	(108)	526
thereof interest income	199	343
Financial assets at fair value through other comprehensive income (debt securities)	(10)	(13)
thereof interest expenses	(10)	(13)
Financial liabilities measured at amortized cost	0	(478)
thereof interest expenses	€ (141)	€ (130)